Schedule of movement in property, plant and equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Net PP&E	R$ 2,419	R$ 2,407	R$ 2,450	R$ 2,662
Property plant and equipment, Beginning balance	2,407	2,450	2,662
Disposals	(15)	8	(103)
Depreciation	(171)	(181)	(183)
Property plant and equipment, Beginning balance	2,419	2,407	2,450	2,662
Transfer to Held for sale				(4)
Additions	182	132	70
Reversal of impairment loss recognised in profit or loss, property, plant and equipment			16
Transfer to Held for sale				4
Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	248	224	229	215
Net PP&E	944	2,230
Property plant and equipment, Beginning balance	224	229	215
Disposals		(1)
Depreciation		(4)	(3)
Property plant and equipment, Beginning balance	248	224	229	215
Transfer to Held for sale	(69)		(17)	(2)
Additions	182
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	16
Transfer to Held for sale	69		17	2
Investment property under construction or development [member]
IfrsStatementLineItems [Line Items]
Net PP&E	306	177	133	120
Property plant and equipment, Beginning balance	177	133	120
Disposals		11	(12)
Depreciation
Property plant and equipment, Beginning balance	306	177	133	120
Transfer to Held for sale			45	(79)
Additions		112	70
Transfer to Held for sale			(45)	79
Investment Property Completed 1 [Member]
IfrsStatementLineItems [Line Items]
Net PP&E	944	1,020	1,080	1,150
Property plant and equipment, Beginning balance	1,020	1,080	1,150
Disposals			(4)
Depreciation	(81)	(80)	(80)
Property plant and equipment, Beginning balance	944	1,020	1,080	1,150
Transfer to Held for sale	5		(14)	20
Additions
Transfer to Held for sale	(5)		14	(20)
Investment Property Completed 2 [Member]
IfrsStatementLineItems [Line Items]
Net PP&E		264	274	314
Property plant and equipment, Beginning balance	264	274	314
Disposals			(5)
Depreciation	(17)	(18)	(19)
Property plant and equipment, Beginning balance		264	274	314
Transfer to Held for sale	1		16	8
Additions
Transfer to Held for sale	(1)		(16)	(8)
Investment Property Completed 3 [Member]
IfrsStatementLineItems [Line Items]
Net PP&E	697	717	729	854
Property plant and equipment, Beginning balance	717	729	854
Disposals	(14)	(2)	(81)
Depreciation	(69)	(79)	(78)
Property plant and equipment, Beginning balance	697	717	729	854
Transfer to Held for sale	63		(34)	49
Additions		20
Transfer to Held for sale	(63)		34	(49)
Investment Property Completed 4 [Member]
IfrsStatementLineItems [Line Items]
Net PP&E	1	2	2	5
Property plant and equipment, Beginning balance	2	2	5
Disposals
Depreciation	(1)		(3)
Property plant and equipment, Beginning balance	1	2	2	5
Transfer to Held for sale
Additions
Transfer to Held for sale
Investment Property Completed 5 [Member]
IfrsStatementLineItems [Line Items]
Net PP&E	3	3	3	4
Property plant and equipment, Beginning balance	3	3	4
Disposals			(1)
Property plant and equipment, Beginning balance	3	3	3	4
Transfer to Held for sale
Additions
Transfer to Held for sale
Investment Property Completed 6 [Member]
IfrsStatementLineItems [Line Items]
Net PP&E	2,113	2,230	2,317	2,542
Property plant and equipment, Beginning balance	2,230	2,317	2,542
Disposals	(15)	(3)	(91)
Depreciation	(171)	(181)	(183)
Property plant and equipment, Beginning balance	2,113	2,230	2,317	2,542
Transfer to Held for sale	69		(49)	77
Additions		20
Transfer to Held for sale	(69)		R$ 49	R$ (77)
Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	220	224
Property plant and equipment, Beginning balance	224
Depreciation	(3)
Property plant and equipment, Beginning balance	220	224
Reservoirs Dams And Water Courses [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	944	1,020
Property plant and equipment, Beginning balance	1,020
Property plant and equipment, Beginning balance	944	1,020
Buildings [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	248	264
Property plant and equipment, Beginning balance	264
Property plant and equipment, Beginning balance	248	264
Machinery [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	697	717
Property plant and equipment, Beginning balance	717
Property plant and equipment, Beginning balance	697	717
Vehicles [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	1	2
Property plant and equipment, Beginning balance	2
Property plant and equipment, Beginning balance	1	2
Fixtures and fittings [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	3	3
Property plant and equipment, Beginning balance	3
Disposals	(1)
Property plant and equipment, Beginning balance	3	3
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Net PP&E	7,641	7,506
Property plant and equipment, Beginning balance	7,506
Property plant and equipment, Beginning balance	7,641	7,506
Gross carrying amount [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	7,335	7,329
Gross carrying amount [member] | Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	246	247
Property plant and equipment, Beginning balance	247
Property plant and equipment, Beginning balance	246	247
Gross carrying amount [member] | Reservoirs Dams And Water Courses [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	3,296	3,300
Property plant and equipment, Beginning balance	3,300
Property plant and equipment, Beginning balance	3,296	3,300
Gross carrying amount [member] | Buildings [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	1,086	1,100
Property plant and equipment, Beginning balance	1,100
Property plant and equipment, Beginning balance	1,086	1,100
Gross carrying amount [member] | Machinery [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	2,673	2,647
Property plant and equipment, Beginning balance	2,647
Property plant and equipment, Beginning balance	2,673	2,647
Gross carrying amount [member] | Vehicles [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	20	21
Property plant and equipment, Beginning balance	21
Property plant and equipment, Beginning balance	20	21
Gross carrying amount [member] | Fixtures and fittings [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	14	14
Property plant and equipment, Beginning balance	14
Property plant and equipment, Beginning balance	14	14
Accumulated depreciation and amortisation [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	(5,222)	(5,099)
Net PP&E	(5,222)	(5,099)
Property plant and equipment, Beginning balance	(5,099)
Property plant and equipment, Beginning balance	(5,222)	(5,099)
Accumulated depreciation and amortisation [member] | Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	(26)	(23)
Property plant and equipment, Beginning balance	(23)
Property plant and equipment, Beginning balance	(26)	(23)
Accumulated depreciation and amortisation [member] | Reservoirs Dams And Water Courses [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	(2,352)	(2,280)
Property plant and equipment, Beginning balance	(2,280)
Property plant and equipment, Beginning balance	(2,352)	(2,280)
Accumulated depreciation and amortisation [member] | Buildings [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	(838)	(836)
Property plant and equipment, Beginning balance	(836)
Property plant and equipment, Beginning balance	(838)	(836)
Accumulated depreciation and amortisation [member] | Machinery [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	(1,976)	(1,930)
Property plant and equipment, Beginning balance	(1,930)
Property plant and equipment, Beginning balance	(1,976)	(1,930)
Accumulated depreciation and amortisation [member] | Vehicles [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	(19)	(19)
Property plant and equipment, Beginning balance	(19)
Property plant and equipment, Beginning balance	(19)	(19)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E	(11)	(11)
Property plant and equipment, Beginning balance	(11)
Property plant and equipment, Beginning balance	R$ (11)	R$ (11)